UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

Chad Richardson     New London, NH     July 29, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $93,805 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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				FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	-------------------------------	-------------------------------	---------------------
Exxon Mobil Corp.            	COM	30231G102 	6089	69089	SH	SOLE		50931		18158
General Electric             	COM	369604103	4288	160673	SH	SOLE		104988		55685
Johnson & Johnson            	COM	478160104	3462	53815	SH	SOLE		30916		22899
McDonalds Corp.              	COM	580135101	3187	56687	SH	SOLE		34062		22625
Walt Disney Co.              	COM	254687106	3181	101950	SH	SOLE		62700		39250
Proshs Ultrashrt S&P         		74347R883 	3118	46765	SH	SOLE		35725		11040
International Business Machine	COM	459200101	3025	25523	SH	SOLE		16719		8804
Occidental Petroleum Corp.   	COM	674599105	2984	33205	SH	SOLE		19000		14205
Canadian Natural Resources   	COM	136385101	2954	29465	SH	SOLE		18325		11140
General Dynamics Corp.       	COM	369550108	2710	32185	SH	SOLE		17725		14460
Berkshire Hathaway Cl B      	Class B	084670207	2423	604	SH	SOLE		387		217
L 3 Communications Holdings  	COM	502424104	2233	24575	SH	SOLE		17350		7225
Accenture                    	COM	G1150G111 	2191	53810	SH	SOLE		33660		20150
Hewlett Packard              	COM	428236103	2100	47500	SH	SOLE		30125		17375
Eli Lilly & Co.              	COM	532457108	2074	44935	SH	SOLE		27900		17035
INTEL                        	COM	458140100	1991	92670	SH	SOLE		57890		34780
Walgreens                    	COM	931422109	1984	61035	SH	SOLE		37560		23475
Apple Inc.                   	COM	037833100	1936	11560	SH	SOLE		7160		4400
Corning Inc.                 	COM	219350105	1885	81765	SH	SOLE		51115		30650
Coca-Cola                    	COM	191216100	1850	35600	SH	SOLE		21500		14100
American Express Co.         	COM	25816109	1775	47127	SH	SOLE		25594		21533
Diamond Offshore Drilling    	COM	25271C102 	1774	12750	SH	SOLE		7375		5375
Aetna US Healthcare Inc.     	COM	00817Y108 	1750	43175	SH	SOLE		25050		18125
ConocoPhillips               	COM	20825C104 	1624	17202	SH	SOLE		9950		7252
Novartis                     	COM	66987V109 	1571	28550	SH	SOLE		16450		12100
National Oilwell Varco       	COM	637071101	1527	17215	SH	SOLE		11515		5700
Microsoft Corp.              	COM	594918104	1494	54312	SH	SOLE		36960		17352
Zimmer Holdings Inc.         	COM	98956P102 	1456	21398	SH	SOLE		12585		8813
FedEx Corp.                  	COM	31428X106 	1402	17800	SH	SOLE		10495		7305
Ingersoll Rand               	COM	G4776G101 	1396	37300	SH	SOLE		27200		10100
American International Group I	COM	26874107	1281	48426	SH	SOLE		27954		20472
BP PLC                       	COM	55622104	1216	17477	SH	SOLE		11126		6351
Freeport-McMoran             	COM	35671D857 	1187	10125	SH	SOLE		5750		4375
Cisco Systems                	COM	17275R102 	1163	49989	SH	SOLE		28840		21149
Abbott Labs                  	COM	002824100	1149	21686	SH	SOLE		11175		10511
Medtronic Inc                	COM	585055106	1127	21777	SH	SOLE		15302		6475
Best Buy Inc                 	COM	086516101	1093	27600	SH	SOLE		19525		8075
Bank of America Corp.        	COM	60505104	1028	43083	SH	SOLE		21793		21290
Suncor Energy                	COM	867229106	991	17050	SH	SOLE		9850		7200
AT&T Corp.                   	COM	00206R102 	957	28415	SH	SOLE		16473		11942
Kimberly-Clark               	COM	494368103	861	14400	SH	SOLE		8550		5850
Genentech Inc New            	COM	368710406	708	9325	SH	SOLE		4150		5175
Pfizer Inc.                  	COM	717081103	698	39940	SH	SOLE		39940		0
Citigroup Inc.               	COM	172967101	637	37981	SH	SOLE		22011		15970
Colgate Palmolive            	COM	194162103	613	8875	SH	SOLE		4575		4300
Sysco Corporation            	COM	871829107	546	19850	SH	SOLE		19850		0
SPDR Gold Shares             		78463V107 	522	5710	SH	SOLE		4810		900
Procter & Gamble             	COM	742718109	493	8105	SH	SOLE		7286		819
3M Co.                       	COM	88579Y101 	483	6945	SH	SOLE		4535		2410
AMGEN                        	COM	031162100	457	9680	SH	SOLE		8955		725
Hartford Financial Services Gr	COM	416515104	457	7074	SH	SOLE		5424		1650
Noble Energy                 	COM	655044105	367	3650	SH	SOLE		1800		1850
Fortune Brands Inc.          	COM	349631101	353	5650	SH	SOLE		3425		2225
Bristol Myers Squibb         	COM	110122108	346	16864	SH	SOLE		8054		8810
General Mills Inc            	COM	370334104	321	5284	SH	SOLE		4634		650
State Street Corp.           	COM	857477103	333	5200	SH	SOLE		5100		100
Schlumberger Ltd.            	COM	806857108	315	2928	SH	SOLE		2328		600
Apache                       	COM	037411105	314	2260	SH	SOLE		1160		1100
Wal Mart Stores Inc.         	COM	931142103	303	5392	SH	SOLE		3292		2100
Wyeth                        	COM	983024100	303	6313	SH	SOLE		4939		1374
AFLAC Inc.                   	COM	001055102	301	4800	SH	SOLE		3775		1025
Illinois Tool Works Inc      	COM	452308109	279	5880	SH	SOLE		5880		0
Praxair                      	COM	74005P104 	276	2925	SH	SOLE		2300		625
Emerson Electric             	COM	291011104	242	4900	SH	SOLE		2600		2300
Automatic Data Processing    	COM	053015103	228	5450	SH	SOLE		3475		1975
Genl Amern Investors Co      	COM	368802104	214	6604	SH	SOLE		6604		0
Chevron Corp.                	COM	166764100	209	2106	SH	SOLE		1130		976
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